CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Jul. 31, 2013	Jan. 31, 2013	Jan. 31, 2012
Current assets
Cash and cash equivalents	$ 194,906	$ 117,716	$ 155,869
Stock subscription receivable	25,000	0
Prepaid expenses and supplies	6,592	8,662	14,151
Total current assets	226,498	126,378	170,020
Property and equipment, net	66,164	81,200	129,510
Certificates of deposit		0	3,000
Total assets	292,662	207,578	302,530
Current:
Current portion of long-term debt	5,336	5,089	4,631
Convertible promissory note	3,730,174	3,730,174	3,730,174
Accounts payable and accrued liabilities	229,095	151,480	12,470
Accrued wages to related parties	312,492	276,992	183,367
Accrued interest	1,210,695	972,617	526,971
Warrant liability	34,334	15,112	53,948
Total current liabilities	5,522,126	5,151,464	4,511,561
Long-term debt, net of current portion	9,573	12,305	17,393
Total liabilities	5,531,699	5,163,769	4,528,954
Stockholders' deficit
Common stock - $.00001 par value; 1,250,000,000 shares authorized; 823,918,971 and 644,631,457 shares issued and outstanding	8,240	7,408	6,359
Additional paid-in capital	48,656,488	47,912,449	45,998,478
Deficit accumulated during the exploration stage	(53,903,765)	(52,876,048)	(50,231,261)
Total stockholders' deficit	(5,239,037)	(4,956,191)	(4,226,424)
Total liabilities and shareholders' deficit	$ 292,662	$ 207,578	$ 302,530